Derivative financial instruments - Weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships (Details) - One-to-one hedge relationships - FX risk	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flow hedges | Cross currency swap | EUR:NZD
Financial instruments
Weighted average FX rate	0.5943	0.5965
Cash flow hedges | Cross currency swap | USD:NZD
Financial instruments
Weighted average FX rate	0.6716	0.6949
Net investment hedges | Forward contracts | NZD:AUD
Financial instruments
Weighted average FX rate	1.0857	1.1200
Net investment hedges | Forward contracts | USD:AUD
Financial instruments
Weighted average FX rate	0.6839	0.6926
Parent Entity | Cash flow hedges | Cross currency swap | EUR:AUD
Financial instruments
Weighted average FX rate	0.6650	0.6650
Parent Entity | Cash flow hedges | Cross currency swap | JPY:AUD
Financial instruments
Weighted average FX rate	79.6448	79.6448
Parent Entity | Cash flow hedges | Cross currency swap | CHF:AUD
Financial instruments
Weighted average FX rate		0.7350
Parent Entity | Cash flow hedges | Cross currency swap | CNH:AUD
Financial instruments
Weighted average FX rate	4.7275	4.8253
Parent Entity | Cash flow hedges | Cross currency swap | HKD:AUD
Financial instruments
Weighted average FX rate	5.6124	5.5373
Parent Entity | Net investment hedges | Forward contracts | NZD:AUD
Financial instruments
Weighted average FX rate	1.0842	1.1171
Parent Entity | Net investment hedges | Forward contracts | USD:AUD
Financial instruments
Weighted average FX rate	0.6839	0.6926